Organization and Basis of Presentation - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shareholder Voting Rights Trust Agreements Term	10 years
Variable interest entity and subsidiaries, Consolidated, Assets, Pledged		¥ 0
Restricted Cash [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Assets secured for payment of liabilities	¥ 89,704			$ 14,077
Camelot Employee Scheme Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of equity interest acquired					100.00%
Beijing Camelot and its Subsidiaries [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of equity interest acquired					82.15%
Revenue Benchmark [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated Revenue [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Concentration risk percentage	88.00%	97.00%	98.10%
Xiaomi Group [Member] | Electronic equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Assets secured for payment of liabilities	¥ 750,000			$ 117,691
Beijing Yunxiang Zhisheng Technology Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payment towards loans to related parties			¥ 10,000
Loan To Zhuhai King Soft Cloud [Member] | Beijing Kingsoft Cloud Technology Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payment towards loans to related parties			¥ 279
Exclusive Purchase Option Agreement With Zhuhai King Soft Cloud and Nominee Shareholders [Member] | Beijing Kingsoft Cloud Technology Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method investment per share purchase price | ¥ / shares	¥ 0.001
Exclusive Consultation and Technical Fees Agreement [Member] | Beijing Kingsoft Cloud Technology Co Ltd [Member] | Zhuhai Kingsoft Cloud [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Related party transaction term of agreement for consultancy services	20 years